UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13-F

                   FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment   [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings.
Institutional Investment Manager Filing this Report:

Name:          GEORGE A. WEISS
Address:       One State Street
               Hartford, CT  06103

13F File Number: 28-7186

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report of behalf of Reporting Manager:
Name:  Steven C. Kleinman
Title: Chief Financial Officer
Phone: (860) 240-8974
Signature, Place and Date of Signing:
  Steven C. Kleinman  Hartford, Connecticut  November 15, 2001.

Report Type (Check only one):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
George Weiss & Co. LLC 28-7188

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                1
Form 13F Information Table Entry Total           72
Form 13F Information Table Value Total       133074

List of Other Included Managers:
No.    13F File Number     Name
  1    28-7188             George Weiss & Co. LLC

                               Title of                 Value             Investment Other              Voting Authority
Name of Issuer                 Class     CUSIP      (x $1000)      Shares Discretion Managers        Sole      Shared        None
------------------------------ --------- ---------- --------- ----------- ---------- -------- ----------- ----------- -----------
ACTIVE POWER INC.              Common    00504W100         87      17,400 Shared                        0      17,400           0
AES CORP                       Common    00130H105       1441     112,400 Shared                        0     112,400           0
AES CORP                       Common    00130H105        354      27,600 Shared     01                 0      27,600           0
ALLEGHENY ENERGY INC           Common    017361106       3138      85,500 Shared                        0      85,500           0
ALLEGHENY ENERGY INC           Common    017361106       1369      37,300 Shared     01                 0      37,300           0
AMERICAN ELECTRIC POWER CO., I Common    025537101       9943     230,000 Shared                        0     230,000           0
AMERICAN ELECTRIC POWER CO., I Common    025537101       2784      64,400 Shared     01                 0      64,400           0
AMERICAN SUPERCONDUC           Common    030111108        118      12,600 Shared                        0      12,600           0
BANCWEST CORP                  Common    059790105       8733     250,000 Shared     01                 0     250,000           0
BANK OF AMERICA CORP           Common    060505104       2745      47,000 Shared     01                 0      47,000           0
BEACON POWER CORP              Common    073677106        104      68,100 Shared                        0      68,100           0
CALPINE CORP                   Common    131347106        301      13,200 Shared                        0      13,200           0
CINERGY                        Common    172474108       4705     152,400 Shared                        0     152,400           0
CINERGY                        Common    172474108       2099      68,000 Shared     01                 0      68,000           0
CONECTIV INC                   Common    206829103       4752     202,200 Shared     01                 0     202,200           0
CONSUMERS ENERGY CORP          Common    125896100       4358     217,900 Shared                        0     217,900           0
CONSUMERS ENERGY CORP          Common    125896100       1340      67,000 Shared     01                 0      67,000           0
CP & L ENERGY CONTIGENT VALUE  Common    743263AA3          0      86,400 Shared     01                 0      86,400           0
DPL INC. HOLDING CO.           Common    233293109       4961     204,000 Shared                        0     204,000           0
DPL INC. HOLDING CO.           Common    233293109       2116      87,000 Shared     01                 0      87,000           0
DTE ENERGY CO.                 Common    233331107       2949      68,500 Shared                        0      68,500           0
DTE ENERGY CO.                 Common    233331107       1283      29,800 Shared     01                 0      29,800           0
DYENGY INC                     Common    26816Q101       1001      28,900 Shared                        0      28,900           0
DYENGY INC                     Common    26816Q101        447      12,900 Shared     01                 0      12,900           0
ENERGEN                        Common    29265N108       1256      55,800 Shared                        0      55,800           0
ENERGEN                        Common    29265N108        311      13,800 Shared     01                 0      13,800           0
ENERGY EAST CORP               Common    29266M109       2524     125,500 Shared                        0     125,500           0
ENERGY EAST CORP               Common    29266M109       1130      56,200 Shared     01                 0      56,200           0
EQUITABLE RESOURCES            Common    294549100       1723      57,400 Shared                        0      57,400           0
EQUITABLE RESOURCES            Common    294549100        420      14,000 Shared     01                 0      14,000           0
EXELON CORPORATION             Common    30161N101       1623      36,400 Shared                        0      36,400           0
EXELON CORPORATION             Common    30161N101        718      16,100 Shared     01                 0      16,100           0
FIRSTENERGY CORP               Common    337932107       4824     134,200 Shared                        0     134,200           0
FIRSTENERGY CORP               Common    337932107       2161      60,100 Shared     01                 0      60,100           0
GPU INC                        Common    _36225X100      1009      25,000 Shared                        0      25,000           0
GPU INC                        Common    _36225X100      1413      35,000 Shared     01                 0      35,000           0
HELLER FINANCIAL INC           Common    423328103       2639      50,000 Shared     01                 0      50,000           0
NEWPOWER HOLDINGS INC.         Common    652463100        553     179,600 Shared                        0     179,600           0
NEWPOWER HOLDINGS INC.         Common    652463100        169      55,000 Shared     01                 0      55,000           0
NIAGARA MOHAWK HOLDINGS INC    Common    653520106        601      35,400 Shared                        0      35,400           0
NIAGARA MOHAWK HOLDINGS INC    Common    653520106      12140     715,400 Shared     01                 0     715,400           0
NISOURCE INC                   Common    65473P105        711      30,500 Shared                        0      30,500           0
NISOURCE INC                   Common    65473P105        303      13,000 Shared     01                 0      13,000           0
NORTHEAST UTILITIES            Common    664397106       3167     169,100 Shared                        0     169,100           0
NORTHEAST UTILITIES            Common    664397106        710      37,900 Shared     01                 0      37,900           0
NRG ENERGY INC                 Common    629377102        900      55,500 Shared                        0      55,500           0
NRG ENERGY INC                 Common    629377102        391      24,100 Shared     01                 0      24,100           0
NUI CORP                       Common    629431107        386      18,900 Shared                        0      18,900           0
ORION PWR HOLDINGS             Common    686286105       3825     150,000 Shared     01                 0     150,000           0
POTOMAC ELECTRIC POWER CO.     Common    737679100       1689      76,900 Shared                        0      76,900           0
POTOMAC ELECTRIC POWER CO.     Common    737679100        578      26,300 Shared     01                 0      26,300           0
PUBLIC SERVICE CO OF NEW MEXIC Common    744499104        996      39,500 Shared                        0      39,500           0
PUBLIC SERVICE CO OF NEW MEXIC Common    744499104        444      17,600 Shared     01                 0      17,600           0
PUBLIC SERVICE ENTER           Common    744573106       1962      46,100 Shared                        0      46,100           0
PUBLIC SERVICE ENTER           Common    744573106        587      13,800 Shared     01                 0      13,800           0
QUESTAR CORPORATION            Common    748356102        864      42,800 Shared                        0      42,800           0
RELIANT ENERGY INC.            Common    75952J108       5430     206,300 Shared                        0     206,300           0
RELIANT ENERGY INC.            Common    75952J108       1679      63,800 Shared     01                 0      63,800           0
SANDERS MORRIS STK             Common    80000Q104        281      63,100 Shared                        0      63,100           0
SCANA CORPORATION              Common    80589M102       1330      52,400 Shared                        0      52,400           0
SCANA CORPORATION              Common    80589M102        591      23,300 Shared     01                 0      23,300           0
SIERRA PACIFIC RESOURCES       Common    826428104       3502     231,900 Shared                        0     231,900           0
SIERRA PACIFIC RESOURCES       Common    826428104       1483      98,200 Shared     01                 0      98,200           0
SOUTHERN UNION COMPANY         Common    844030106        329      15,700 Shared                        0      15,700           0
SYNTROLEUM CORP COM            Common    871630109        543     115,800 Shared                        0     115,800           0
TECO ENERGY CO.                Common    872375100       1065      39,300 Shared                        0      39,300           0
TECO ENERGY CO.                Common    872375100        472      17,400 Shared     01                 0      17,400           0
TESORO PETROLEUM               Common    881609101        516      43,400 Shared                        0      43,400           0
UNISOURCE ENERGY CORP HLD CO   Common    909205106        363      25,900 Shared                        0      25,900           0
VASOGEN INC                    Common    92232F103       1073     282,400 Shared                        0     282,400           0
VECTREN CORPORATION            Common    92240G101        311      13,900 Shared                        0      13,900           0
WILLIAMS COS                   Common    969457100        257       9,400 Shared                        0       9,400           0